INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13 – INCOME TAXES

As of December 31, 2023, the U.S. Company had federal and state net operating loss carry forward for tax purposes of approximately $39,000,000 and $5,900,000, respectively. $24,600,000 of the federal net operating loss can be carried forward indefinitely but can only offset up to 80% of taxable income in a given year, and $14,000,000 of the federal net operating loss can be used to fully offset taxable income in the period it is utilized but can only be carried forward for 20 years. Utilization of the U.S. net operating losses may be subject to substantial limitations in the event of a change of ownership under the provisions of the Internal Revenue Code of 1986. The Company has not performed an analysis, but the potential impact of any limitation would not be material to the financial statements due to the fact that the respective DTAs are fully offset by a valuation allowance.

Income tax expense is comprised of the following:

	Year ended December 31,
	2023		2022
Current Tax
Federal	$		$-
State			-
Foreign		(25,000)	37,000
Total		$(25,000)	$37,000

Deferred Tax
Federal		$(1,226,000)	$(1,545,000)
State		(43,000)	653,000
Foreign		$2,000	(1,000)
Total		$(1,267,000)	$(893,000)
Less: Valuation Allowance		1,267,000	893,000
Total Tax		$(25,000)	$37,000

The Company also recognized approximately $4,000 of state franchise fees during the year ended December 31, 2023. The difference between the statutory tax rate of the Company and the effective tax rate is primarily the result of tax benefits generated by the Company and its subsidiary which have not been recognized due to the uncertainty that such tax benefits will ultimately be realized. A reconciliation of the statutory U.S Federal rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2023	2022
Federal income tax benefit at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	1.13%	-12.06%
Foreign rate differential	-0.10%	-0.03%
Permanent Items	-0.63%	-0.61%
Change in valuation allowance	-33.54%	-16.61%
Return to provision adjustments	12.20%	7.54%
Forfeited options	0.00%	0.00%
Other	-0.01%	0.09%
Effective tax rate	0.06%	-0.68%

Foreign tax

Tax rates applicable to the income of the Israeli subsidiary:

The Israeli corporate tax rate in 2023 and 2022 is 23%.

The subsidiary has final tax assessments through 2017.

Loss before taxes:

	Year ended December 31,
	2023	2022

Domestic	$3,785,000	$5,557,000
Foreign	(103,000)	(144,000)
	$3,682,000	$5,413,000

Deferred income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	Year ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carry forward	$8,486,000	$7,306,000
Arbitration accrual	414,000	414,000
Stock compensation and other	570,000	483,000
Deferred tax assets before valuation allowance	9,470,000	8,203,000
Valuation allowance	(9,470,000)	(8,203,000)
Net deferred tax asset	$-	$-

For the years ended December 31, 2023 and 2022, the net increase in valuation allowance of $1,267,000 and $894,000, respectively, was primarily driven by the increase in net operating loss carry forwards.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are able to be utilized. Based on consideration of these factors, the Company concluded that all of its recorded deferred tax assets are not more likely than not realizable and recorded a full valuation allowance at December 31, 2023 and 2022.

The Company considers the earnings of its non-U.S. subsidiary to be indefinitely invested outside the United States on the basis of estimates that future domestic cash generation will be sufficient to meet future domestic cash needs and our specific plans for reinvestment of those subsidiary earnings. We have not recorded a deferred tax liability related to the U.S. federal and state income taxes as an estimate of undistributed earnings of foreign subsidiaries would not be practicable to estimate at this time. If the Company does decide to repatriate the foreign earnings, we would need to adjust our income tax provision in the period we determined that the earnings will no longer be indefinitely invested outside the United States.

Reconciliation of the theoretical tax expense to the actual tax expense

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating loss carry forward among the Company and its subsidiary due to the uncertainty of the realization of such tax benefits.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of December 31, 2023 and 2022, the Company does not have any liabilities recorded for uncertain tax positions and does not expect there to be any events which could potentially result in the need for a material liability to be recorded. There were no changes in the Company’s unrecognized tax benefits during the years ended December 31, 2023 and 2022. The Company did not recognize any interest or penalties during fiscal 2023 or 2022 related to unrecognized tax benefits.

U.S. federal and New York State income taxes are open for examination for years 2020-2023 and Israel tax returns are open for examination for years 2019-2023.